S000051748 [Member] Performance Management - DoubleLine Global Bond Fund	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Absent any applicable fee waivers and/or expense limitations (which have applied to the Fund since inception), performance would have been lower. Updated information on the Fund’s investment results can be obtained at no charge by calling 877‑DLine11 (877‑354‑6311) or by visiting the Fund’s website at www.doubleline.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and aftertaxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund.
Performance One Year or Less [Text]	Class I2 shares of the Fund have not commenced operations as of the date of this Prospectus.
Performance Additional Market Index [Text]	The FTSE World Government Bond Index (“WGBI”) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI is a widely used benchmark that currently includes sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 30 years of history available. The WGBI provides a broad benchmark for the global sovereign fixed income market. The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from 27 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both issuers in both developed and emerging markets. It is not possible to invest directly in an index.
Bar Chart [Heading]	Class I Shares
Bar Chart Closing [Text Block]
During the periods shown above, the highest and lowest quarterly returns earned by the Fund’s Class I shares were:

Highest:	7.63%	Quarter ended 12/31/2023
Lowest:	-7.87%	Quarter ended 12/31/2016
The year‑to‑date total return for the Fund’s Class I shares as of September 30, 2025 was 9.48%.

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024) Global Bond Fund
Performance Table Narrative
The Fund’s after‑tax returns as shown in the above table are calculated using the historical highest applicable individual U.S. federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax‑advantaged account, such as a 401(k) plan or an individual retirement account (IRA), after‑tax returns shown are not relevant to your investment. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor. After‑tax returns are for Class I shares only. After‑tax returns for other classes may vary. The FTSE World
 Government Bond Index (“WGBI”) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI is a widely used benchmark that currently includes sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 30 years of history available. The WGBI provides a broad benchmark for the global sovereign fixed income market. The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from 27 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both issuers in both developed and emerging markets. It is not possible to invest directly in an index.

Performance Table Uses Highest Federal Rate	The Fund’s after‑tax returns as shown in the above table are calculated using the historical highest applicable individual U.S. federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. If you own shares of the Fund in a tax‑advantaged account, such as a 401(k) plan or an individual retirement account (IRA), after‑tax returns shown are not relevant to your investment.
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor.
Performance Table One Class of after Tax Shown [Text]	After‑tax returns are for Class I shares only. After‑tax returns for other classes may vary.
Performance Availability Website Address [Text]	www.doubleline.com
Performance Availability Phone [Text]	877‑DLine11 (877‑354‑6311)
Class I
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date total return
Bar Chart, Year to Date Return	9.48%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	7.63%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(7.87%)
Lowest Quarterly Return, Date	Dec. 31, 2016